Summary of material accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of material accounting policies
Classification as current and non-current

3.1 Classification as current and non-current

The Group presents assets and liabilities in the statement of financial position as current or non-current, according to the expectation for realization and/or expected settlement during the ordinary course of the operating cycle. Deferred tax assets and liabilities are classified as non-current assets and liabilities, as disclosed in note 21.

Foreign currency translation

3.2 Foreign currency translation

3.2.1 Functional and presentation currency

The financial statements of the Parent Company as well as the financial statements of its subsidiaries are measured using the currency of the primary economic environment in which the entity operates (‘‘functional currency’’), which in the case of the Parent Company is the Brazilian Real (‘‘R$’’). The presentation currency of the Group is the United States Dollar (“US$”).

3.2.2 Foreign currency transactions

Transactions in foreign currency, that is, any currency other than the functional currency, are translated into the functional currency of the entities included in these consolidated financial statements using the exchange rates prevailing on the dates of the transactions.

The financial position account balances are translated using the exchange rates prevailing on the dates of the reporting period. Gains and losses from exchange rate variation arising from the settlement of such transactions and the translation of monetary assets and monetary liabilities denominated in foreign currency are recognized in the statement of profit or loss as finance income and finance costs.

3.2.3 Subsidiaries with different functional currency

In preparing the consolidated financial statements, the statement of profit or loss and cash flow statement and all other changes of assets and liabilities of foreign subsidiaries, whose functional currency is not the Brazilian Real, are translated into Brazilian Reais at the monthly average exchange rates, which approximates the exchange rate in effect on the date of the transactions.

The financial position is translated into Brazilian Reais at the exchange rate prevailing at each reporting date. The effects of exchange rate variations resulting from these translations are presented as part of other comprehensive income (“OCI”), as foreign operations - foreign currency translation differences.

3.2.4 Translation to presentation currency

The Group presents its consolidated financial statements in US$ with the intention to enhance the comparability of its financial information with those of its international peers and to better reflect the global nature of its business operations.

The statement of the financial position, the statement of profit or loss and the statement of changes in equity of the Group’s companies for which the functional currency is different from the presentation currency are translated into the presentation currency as follows:

a)	assets and liabilities are translated at the closing rate at the statement of financial position date;
b)	income and expenses are translated at the monthly average exchange rates; and
c)	capital, capital reserves and treasury stock of the Parent Company are translated at the rate at each transaction date.

Basis of consolidation

3.3 Basis of consolidation

The consolidated financial statements reflect the assets, liabilities and transactions of the Parent Company and its direct and indirect controlled entities (“subsidiaries’’). These subsidiaries are consolidated when the Parent Company is exposed or has rights to variable returns from its involvement with the investee and has the ability to direct the significant activities of the investee.

The table below outlines the information on the Parent Company’s direct and indirect subsidiaries:

		December 31,2025		December 31,2024		December 31,2023
Subsidiaries	Country of origin	Direct	Indirect	Direct	Indirect	Direct	Indirect
CI&T Delaware LLC	United States	100%	-	100%	-	100%	-
CI&T Software S.A. (“CI&T Brazil”)	Brazil	-	100%	-	100%	-	100%
CI&T Japan, Inc. (“CI&T Japan”)	Japan	-	100%	-	100%	-	100%
CI&T China Inc. (“CI&T China”)	China	-	100%	-	100%	-	100%
CI&T P. Unipessoal Lda. (“CI&T Portugal”)	Portugal	-	100%	-	100%	-	100%
CI&T Australia PTY Ltd.	Australia	-	100%	-	100%	-	100%
CINQ Inc.(a)	United States	-	100%	-	100%	-	100%
CI&T Inc. (“CI&T US”)	United States	-	100%	-	100%	-	100%
CI&T Software Inc. (“CI&T Canada”)	Canada	-	100%	-	100%	-	100%
CI&T UK Limited. (“CI&T UK”)	United Kingdom	-	100%	-	100%	-	100%
CI&T Colombia	Colombia	-	100%	-	100%	-	100%
CI&T Argentina S/A	Argentina	-	100%	-	100%	-	100%
CI&T Financial Services Solutions, LLC	United States	-	100%	-	100%	-	100%
CI&T FinTech Services, Inc.	United States	-	100%	-	100%	-	100%
CI&T Holding Company Ltd	United Kingdom	100%	-	100%	-	100%	-
CI&T Digital Ltd	United Kingdom	-	100%	-	100%	-	100%
Somo Global Inc.	United States	-	100%	-	100%	-	100%
Somo Global SAS	Colombia	-	100%	-	100%	-	100%
CI&T Philippines, Inc	Philippines	-	100%	-	100%	-	-
CI&T SG PTE. LTD.	Singapore	-	100%	-	100%	-	-
CIANDT MEX(b)	Mexico	-	100%	-	-	-	-
Ideonyx Ltd (in liquidation)	United Kingdom	-	100%	-	100%	-	100%
Somo Ltd (dormant)	United Kingdom	-	100%	-	100%	-	100%
CI&T Oceania PTY Ltd (“CI&T Oceania”)	Australia	100%	-	100%	-	100%	-

(a)	As of December 31, 2025, CINQ is inactive and in the process of closing its activities.
(b)	In 2025, CIANDT MEX was incorporated as a direct subsidiary of CI&T Holding Company Ltd. As of December 31, 2025, the subsidiary is non-operational.

Intercompany balances and transactions, and any unrealized income and expenses (except for foreign currency translation gains or losses) arising from intra-group transactions, are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

All subsidiaries within the Group are wholly owned. As a result, there are no non-controlling interests presented in the consolidated financial statements. The Group has also not disposed of or otherwise lost control of any of its subsidiaries for the years ended December 31, 2025, 2024 and 2023.

Cash and cash equivalents

3.4 Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, bank deposits and highly liquid short-term investments that mature within 90 days of the investment date, maintained for the purpose of meeting short-term cash commitments, not for investment or other purposes. These investments are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. Securities classified in this group, by their very nature, are measured at fair value through profit or loss.

Contract balances

3.5 Contract balances

The Group recognizes contract balances arising from revenue transactions with customers in accordance with IFRS 15 – Revenue from Contracts with Customers. These balances may represent either rights to consideration (accounts receivable and contract assets) or obligations to transfer services in the future (contract liabilities).

These financial assets are subject to impairment assessment and are written off when there is no reasonable expectation of recovery, such as after all collection efforts have been exhausted or when the counterparty has entered bankruptcy or liquidation. Recoveries of previously written-off amounts are recognized in the statement of profit or loss when received.

Contract assets and contract liabilities are presented separately in the statement of financial position.

3.5.1 Accounts receivable

Accounts receivable represent unconditional rights to consideration since only the passage of time is required before payment is due. The accounts receivable are initially measured at the transaction price and subsequently measured at amortized cost, net of expected credit losses (“ECL”).

3.5.2 Contract assets

Contract assets arise when the Group has transferred services to a customer but the right to payment is still conditional on factors other than the passage of time. Contract assets are reclassified to accounts receivable when an invoice is issued and the Group obtains an unconditional right to receive. Contract assets are financial assets within the scope of IFRS 9 and are measured at amortized cost, net of expected credit losses.

3.5.3 Contract liabilities

Contract liabilities arise when the Group receives consideration from customers (or when amounts become due) before the related services are transferred. Contract liabilities include:

•	invoiced amounts for which the Group has an unconditional right to receive but still has outstanding performance obligations to fulfill in the future; and
•	upfront payments or cash advances received from customers before services have been rendered.

Restricted cash

3.6 Restricted cash

Restricted cash represents amounts that are not available for immediate use by the Group since they are subject to legal or contractual restrictions. These restrictions arise from escrow account established in business combinations, funds set aside to cover contingent indemnification obligations (including potential labor, tax or civil claims) or other arrangements that limit the Group’s ability to freely access or use the related funds.

Income taxes

3.7 Income taxes

Income tax expenses comprise current and deferred tax. It is recognized in the statement of profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.

3.7.1 Current tax

Current tax comprises the expected tax payable or receivable on taxable income or loss for the year, including adjustments to the tax payable or receivable related to previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income. Current tax also includes any tax arising from dividends.

Current tax assets and liabilities are offset only when the Group has a legally enforceable right to offset and the balances relate to the same taxable entity within the same tax jurisdiction.

3.7.2 Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the corresponding tax bases. Deferred tax is not recognized for:

•	temporary differences on the initial recognition of assets and liabilities in transactions that are not business combinations and do not affect accounting or taxable profit;
•

temporary differences related to investments in subsidiaries where the Group controls the timing of reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising from on the initial recognition of goodwill.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for each individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

The Group has analyzed relevant tax rulings from higher courts to determine if they conflict with the positions taken by the Group, as consequence no uncertain tax positions were identified. The Group conducts periodic evaluations of positions taken where uncertainties exist regarding the adopted tax treatment and will establish a provision, when applicable.

Deferred tax relating to items recognized outside profit or loss are recognized in correlation to the underlying transaction either in OCI or directly in equity.

Deferred tax assets and liabilities are offset only when there is a legally enforceable right to offset current tax balances and when they relate to the same taxable entity and tax jurisdiction.

Property and equipment

3.8 Property and equipment

Property and equipment acquired in the ordinary course of the Group’s operations are measured at cost, less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, and is generally recognized in profit or loss. The leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term or the estimated useful life of the improvement. Maintenance and repair costs are expensed as incurred. Any gain or loss on the disposal of an item of property and equipment is recognized in profit or loss.

The estimated useful lives of property and equipment for current and comparative periods are as follows:

IT equipment	2 - 5 years
Furniture and fixtures	7-10 years
Leasehold improvements	1 - 8 years

The estimated useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate, on a prospective basis.

Intangible assets and goodwill
3.9 Intangible assets and goodwill

3.9.1 Intangible assets

The Group’s intangible assets comprise software, customer relationships, non-compete agreements and other identifiable assets. Acquired intangible assets are measured at cost, while those from business combinations are recognized at fair value on the acquisition date. After initial recognition, intangible assets are presented at cost less accumulated amortization and impairment losses, where applicable.

Software licenses are capitalized based on costs incurred to acquire the software and prepare them to be ready for use and amortized over their expected benefit period.

Costs associated with software maintenance are recognized as expenses as incurred. Development costs directly attributable to the design and testing of identifiable and unique software products, controlled by the Group, are recognized as intangible assets.

Directly attributable costs, which are capitalized as a part of the software product, include the costs of employees allocated to software development and an appropriate portion of the applicable indirect expenses.

Other development costs that do not meet these criteria for capitalization are recognized as expenses as they are incurred. Development costs previously recognized as expenses are not recognized as assets in subsequent periods.

Software in progress is capitalized only if the expenditure can be measured reliably, the product or progress is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient intention and resources to complete development and use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Subsequent to initial recognition, intangible in progress is measured at cost less any accumulated impairment losses. Such assets are not amortized until they are available for use. Amortization commences when the asset is in the condition necessary for it to be capable of operating in the manner intended by management.

Intangible assets with finite useful lives are amortized on a straight-line basis over their economic useful lives. The amortization period and method are reviewed at least annually, and changes are applied prospectively. Amortization expenses for intangible assets with finite lives are recorded in the statement of profit or loss under the relevant expense function.

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates.

The estimated useful lives of intangible assets for current and comparative periods are as follows:

Software	3 - 5 years
Customer relationship	4 - 19 years
Non-compete agréement	5 years
Other	20 years

3.9.2 Goodwill

Goodwill is allocated to cash-generating units (“CGU”) for impairment testing purposes. The allocation is made to the cash-generating units or groups of cash-generating units that are expected to benefit from the business combination from which the goodwill originated. Units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes. The lowest level at which goodwill is monitored for internal management purposes is based on its single operating segment (see note 25).

Goodwill is not subject to amortization and is reviewed for impairment at least annually, or more frequently if there are indicators that the business may be impaired. The recoverable amount of an asset or “CGU” is the greater of its value in use and its fair value less costs of disposal. Value in use is based on estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. If the recoverable amount of the business is less than its carrying amount, the impairment loss is first allocated to reduce the carrying amount of any goodwill associated with the business, and then to the other assets of the business on a pro-rata basis, based on the carrying amount of each asset.

Any impairment loss for goodwill is recognized directly in the statement of profit or loss.

The Group has not recognized any goodwill impairment loss for the years ended December 31, 2025, 2024, and 2023.

Leases

3.10 Leases

The Group assesses whether an arrangement qualifies as a lease or contains a lease at the inception date. When applicable, this results in the recognition of a right-of-use asset and a lease liability. The right-of-use asset reflects the Group’s entitlement to utilize the underlying asset throughout the lease term. These assets are depreciated over the term of the contract, with the associated expense recognized in the statement of profit or loss.

Lease liabilities are initially measured at the present value of outstanding lease payments. The present value of both the right-of-use asset and lease liabilities is determined by applying the readily determinable rate implicit in the lease. If this rate is not available, the incremental borrowing rate (“IBR”) of the lessee is utilized. The IBR is the interest rate that the Group would pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. Therefore, the IBR requires estimation when no observable rates are available or when they need to be adjusted to reflect the terms and conditions of the lease. The Company estimates the IBR using observable inputs, such as market interest rates when available.

Lease agreements may incorporate options to extend or terminate the lease. The Group includes such options in the lease term when it is reasonably certain that the option will be exercised. Right-of-use assets are recognized based on the initial measurement of lease liabilities, adjusted for initial direct costs and lease incentives.

The right-of-use assets are subject to impairment reviews whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

The Group has elected to apply the practical expedient for short-term lease recognition exemptions for all classes of lease assets with an original term of twelve months or less, except for the ones within real estate group. The Group has also elected to recognize leases of low-value as expenses on a straight-line basis over the lease term.

Provisions for tax and labor risks

3.11 Provisions for tax and labor risks

Provisions are recognized when the Group has a legal or constructive obligation as a result of past events, and it is probable that an outflow of resources will be required to settle the obligation, and its value can be reliably estimated. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Contingent assets are not recognized by the Group and are only disclosed in case of probable receipt of economic benefits. If it is practically certain that economic benefits will be received, the assets and the corresponding gain are recorded in the financial statements of the year corresponding to the change in the estimate.

Employee benefits and management profit sharing

3.12 Employee benefits and management profit sharing

Short-term benefits for employees are recognized as personnel expenses as the corresponding service is rendered. The liability is recognized at the amount of the expected payment if the Group has a legal or non-formalized obligation to pay the amount due to services rendered by the employee in the past and the obligation can be reliably estimated.

Employees are also eligible for profit sharing program, contingent upon specific targets established annually in an agreement with related Union. The anticipated profit-sharing amount to be disbursed is recognized in the statement of profit or loss, based on the likelihood of achieving the specified targets.

Share-based compensation

3.13 Share-based compensation

The Group offers its executives share-based compensation plans, settled in its own shares and in cash. Such compensation includes stock option plans and restricted stock.

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

The fair value of the amount payable to employees in respect of cash settled arrangements, is recognized as an expense with a corresponding increase in liabilities over the period during which the employees become unconditionally entitled to payment. The liability is remeasured at each reporting date and at settlement date based on the fair value of the shares. Any changes in the liability are recognized in profit or loss.

The grant date fair value for share-based arrangements is estimated using the Black-Scholes option-pricing valuation model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Parent Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

Shareholders’ equity

3.14 Shareholders’ equity

3.14.1 Share capital and share premium

Common shares are classified as equity since they do not include any contractual obligation to deliver cash or another financial asset. Proceeds from the issuance of common shares are allocated between share capital (at par value) and share premium (excess over par value), net of directly attributable transaction costs.

In accordance with the Parent Company’s bylaws, the holders of the Class A common shares and Class B common shares have identical rights, except that: (i) the holders of Class B common shares are entitled to ten votes per share, whereas holders of Class A common shares are entitled to one vote per share, (ii) Class B common shares have certain conversion rights and (iii) the holders of Class B common shares are entitled to maintain a proportional ownership interest in the event that additional Class A common shares are issued, however that such rights to purchase additional Class B common shares may only be exercised with Class B Shareholder consent.

3.14.2 Treasury share reserve

Treasury shares represent the Parent Company’s repurchased shares that are held in treasury and are not considered outstanding. They are recognized at acquisition cost and disclosed as a reduction in share capital. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

3.14.3 Capital reserves

The capital reserves arise from the corporate restructuring that occurred in 2021, share-based payment arrangements and shares issuance costs.

3.14.4 Retained earnings reserve

It consists of undistributed profits from prior years that have been retained for the Group's future expansion, at the discretion of the Board of Directors.

The Parent Company has not adopted a dividend policy with respect to future distributions of dividends. The amount of any distributions will depend on many factors such as its results of operations, financial condition, cash requirements, prospects and other factors deemed relevant by the Board of Directors and, where applicable, its shareholders. As of December 31, 2025, the Parent Company retained all available funds to fund the development and expansion of its business and does not anticipate paying any cash dividends in the foreseeable future.

3.14.5 Other comprehensive income (loss)

Accumulated other comprehensive income (loss) consists of changes in the cumulative foreign currency translation adjustments and cash flow hedge unrealized effects, net of taxes.

Revenue from contracts with customers

3.15 Revenue from contracts with customers

Revenue is recognized when control of the services has been transferred to the customer, reflecting the consideration the Group anticipates receiving for those services. Control may be transferred either over time or at a specific point in time, depending on the fulfillment of the obligations specified in the contract. The expected consideration may include both fixed and variable components, which are allocated to each separately identifiable performance obligation based on their relative standalone selling prices. Estimating the amount of variable consideration involves assumptions and judgments that can significantly impact the revenue reported.

The Group generates revenue from a diverse range of service arrangements, such as the development of customizable software through the implementation of software solutions, including machine learning, artificial intelligence, data analytics, cloud migration and mobility technologies. Contracts may be priced as time-and-materials or as fixed-price arrangements. Most of the Group’s revenue arises from time-and-materials contracts, which are billed using hourly rates corresponding to the services performed.

The following table provides details on the nature and timing of performance obligation satisfaction in customer contracts, including significant payment terms and the corresponding revenue recognition policies:

Type of service	Nature and timing of satisfaction of performance obligations	Revenue recognition
Services provision: software development; software maintenance; consulting

The Group has established that the customer controls all work in progress as services are provided. This determination arises from the nature of the contracts, which stipulate that services are provided based on the client's specifications. In the event of contract termination by the client, the Group is entitled to reimbursement for costs incurred to date, along with a reasonable margin. Invoices are issued in accordance with the terms of the contracts. Any unbilled amounts are classified as contract assets.

Progress toward satisfying the performance obligation is measured either through an input method, based on hours incurred, or through an output method, based on the completion of defined deliverables or milestones, depending on the nature of the services provided.

Software license agency	The Group operates as an agent in software license agreements between the developer and the customer. Invoices related to agency fees are issued in accordance with the terms of the contract.	Revenue related to fees as agent is recognized as point in time when contracts are entered into.

Cost of services provided

3.16 Cost of services provided

This primarily includes salaries, bonuses, fringe benefits, share-based compensation, travel costs related to projects, and fees for subcontractors assigned to customer projects. The salaries and other compensation expenses for the Group’s delivery professionals are recorded as cost of revenues, regardless of whether the employees are actively providing customer services during the reporting period. This group also comprises depreciation and amortization expenses.

Selling expenses

3.17 Selling expenses

Consists of expenses related to the promotion and sale of the Group’s services. These expenses include salaries, bonuses, fringe benefits, share-based compensation, severance for commercial personnel, travel costs, advertising, and other promotional activities.

General and administrative expenses

3.18 General and administrative expenses

Consists of expenses associated with general and administrative functions of the business. These expenses include the costs of salaries, bonuses, fringe benefits, share-based compensation, severance, accounting services, insurance and facilities.

Finance income and finance costs

3.19 Finance income and finance costs

The Group's finance income and finance costs include interest income (expense), net gains or loss on financial assets measured at fair value through profit or loss (when applicable), foreign currency gains (losses) on financial assets and financial liabilities, ineffectiveness in hedging recognized in profit or loss (when applicable) and the reclassification of net gains (losses) previously recognized in OCI on cash flow hedges.

Earnings per share (“EPS”)

3.20 Earnings per share (“EPS”)

Basic earnings per share is calculated by dividing the profit attributable to equity shareholders by the weighted average number of common shares outstanding during the period.

Diluted earnings per share is determined by dividing the income available to common shareholders by the weighted average number of shares of common stock outstanding during the period, adjusted for the additional shares that would have been outstanding if the potentially dilutive securities had been issued.

Potentially dilutive securities include outstanding stock options and unvested restricted stock. The potential dilutive effect of these securities is incorporated into the diluted earnings per share calculation using the treasury stock method.

Financial instruments

3.21 Financial instruments

3.21.1 Financial assets

Financial assets are recognized when the entity becomes a party to the contractual terms of the instrument. They are classified based on the characteristics of their cash flows and the asset business model. The table below illustrates the classification and measurement of financial assets:

Category	Initial measurement	Subsequent measurement
Amortized cost.	Fair value, plus or minus costs directly attributable to its issuance or its acquisition.

These assets are subsequently measured at amortized cost under the effective interest method. The gross carrying amount is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Fair value through profit or loss.	Fair value.	Changes in fair value are recognized in the statement of profit or loss.

Interest income is recognized using the effective interest method. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument to the gross carrying amount of the financial asset.

In calculating interest income, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired). However, for financial assets that have become credit-impaired after the initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

3.21.2 Financial assets – Business model assessment

The Group makes an assessment of the objective of the business model in which a financial asset is held at a the portfolio level because this best reflects the way the business is managed and information is provided to Management. Information considered includes:

a)	The stated policies and objectives set for the portfolio and the operation of those policies in practice. These include whether Management´s strategy focuses on achieving contractual interest income, maintaining a particular interest rate profile, matching the duration of financial assets with the duration of related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;
b)	How the performance of the portfolio is evaluated and reported to the Group's Management; and
c)	The risks that affect the performance of the business model (and the financial assets held according to that business model) and how those risks are managed.

3.21.3 Financial asset – assessment whether contractual cash flows are solely payments of principal and interest

In assessing whether the contractual cash flows are “Solely Payments of Principal and Interest” (“SPPI”), the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

•	Contingent events that would change the amount or timing of cash flows;
•	Terms that may adjust the contractual coupon rate, including variable-rate features;
•	Prepayment and extension features; and
•	Terms that limit the Group's claim to cash flows from specified assets (e.g., non-recourse features).

Further details regarding financial measurement and presentation of the Group’s financial assets can be found in the specific notes on accounting policies.

3.21.4 Derecognition of financial assets

Financial assets are derecognized when the contractual rights to receive cash flows from the asset expires or the Group transfers the contractual rights to receive cash flows on a financial asset in a transaction in which substantially all the risks and benefits of ownership of the financial asset or the Group neither transfers nor keeps substantially all the risks and benefits of ownership of the financial asset and does not have control over the financial asset.

3.21.5 Impairment of non-derivative financial assets

At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is “credit-impaired” when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data: (i) significant financial difficulty of the debtor; (ii) a breach of contract such as a default or a history of not making contractual payments when invoices become past due; or (iii) it is probable that the debtor will enter bankruptcy or other financial reorganization.

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.

3.21.6 Financial liabilities – classification, subsequent measurement and gain and losses

Financial liabilities are measured at amortized cost or fair value through profit or loss. A financial liability is measured at fair value through profit or loss if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition, and the net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost under the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

Interest expense is recognized using the effective interest method. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial instrument to the amortized cost of the financial liability. In calculating interest expense, the effective interest rate is applied to the amortized cost of the liability.

3.21.7 Derecognition of financial liabilities

Financial liabilities are derecognized when contractual obligations are withdrawn, canceled, or expired. The difference between the extinct book value and the consideration paid (including transferred assets or assumed liabilities) is recognized in the consolidated statements of profit or loss.

3.21.8 Offsetting of financial assets and financial liabilities

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

3.21.9 Derivatives

Derivatives are initially recognized at fair value on the date the Group enters into a derivative contract and are subsequently remeasured at fair value. Any changes in fair value are recorded as financial expenses, net, except for derivatives designated as hedging instruments under cash flow hedge accounting, where changes in fair value are recognized in OCI.

At the inception of designated hedging relationships, the Group documents the relationship between the hedging instruments and the hedged items. This documentation includes the risk management objectives, the strategy for executing the transaction, and the methods that will be employed to assess the effectiveness of the hedging relationship.

For the fiscal years presented, the Group did not have any derivatives designated as hedging instruments under cash flow hedge accounting.

Fair value measurement

3.22 Fair value measurement

‘Fair value’ is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date of the principal or, in its absence, the most advantageous market to which the Group has access at that date. The fair value of a liability reflects its non-performance risk.

When measuring the fair value of an asset or a liability, the Group uses observable market data as much as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: Quoted prices (not adjusted) in active markets for identical assets or liabilities;
•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
•	Level 3: Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or liability fall into different levels, the measurement is categorized at the lowest significant input level.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the changes have occurred.

When available, the Group measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is considered ‘active’ if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis. If no quoted price exists in an active market, the Group uses valuation techniques that maximize relevant observable inputs and minimize unobservable inputs, incorporating all factors that market participants would take into account when pricing a transaction.

If an asset or a liability measured at fair value has a bid price and an ask price, then the Group measures assets and long positions at a bid price and liabilities and short positions at an ask price.

The best evidence of the fair value of a financial instrument on initial recognition is usually the transaction price – i.e. the fair value of the consideration given or received. If the Group determines that fair value on initial recognition differs from the transaction price and this difference cannot be supported by a quoted price in an active market or by a valuation technique with insignificant unobservable inputs, the financial instrument is initially measured at fair value, adjusted to defer the difference. Subsequently, the difference is recognized in profit or loss over the life of the instrument but not later than when the valuation is entirely supported by observable market data or when the transaction is closed out.

Further information about the assumptions made in measuring fair values is included in the following notes:

•	Note 16 – shared-based payment transactions; and
•	Note 23 – financial instruments.

Non-derivative financial instruments and hedge accounting

3.23 Non-derivative financial instruments and hedge accounting

The Group designates certain non-derivative financial instruments as hedging instruments to hedge the variability in cash flows associated with highly probable forecast transactions arising from changes in foreign exchange rates.

At the inception of designated hedging relationships, the Group documents the risk management objective and strategy for undertaking the hedge. The Group also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and the hedging instrument are expected to offset each other.

3.23.1 Cash flow hedges

When a non-derivative financial instrument is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the non-derivative financial instrument is recognized in OCI and accumulated in the hedging reserve. The effective portion of changes in the fair value of the non-derivative financial instrument that is recognized in OCI is limited to the cumulative change in fair value of the hedged item, from the inception of the hedge. Any ineffective portion of changes in the fair value of non-derivative financial instrument is recognized immediately in profit or loss, under the heading of “Net finance cost”.

The Group designates only the change in fair value of the spot element of forward exchange contracts as the hedging instrument in cash flow hedging relationships. The change in fair value of forward element of forward exchange contracts (forward points) is separately accounted for as a cost of hedging, recognized in OCI and accumulated in a separate component of equity.

When the hedged forecast transaction subsequently results in the recognition of a non-financial item, the amount accumulated in the hedging reserve and the cost of hedging reserve is included directly in the initial cost of the non-financial item when it is recognized.

For all other hedged forecast transactions, the amount accumulated in the hedging reserve and the cost of hedging reserve is reclassified to profit or loss, under the heading of “Net finance cost”, in the same period or periods during which the hedged expected future cash flows affect profit or loss.

If the hedge no longer meets the criteria for hedge accounting or the hedging instrument is sold, expires, is terminated or is exercised, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in the hedge reserve remains in equity until, for a hedge of a transaction resulting in the recognition of a non-financial item, it is included in the non-financial item’s cost on its initial recognition or, for other cash flow hedges, it is reclassified to profit or loss in the same period or periods as the hedged expected future cash flows affect profit or loss, under the heading of “Net finance cost”.

If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in the hedging reserve and the cost of hedging reserve are immediately reclassified to profit or loss, under the heading of “Net finance cost”.

Additionally, when a financial instrument designated as a hedging instrument expires or is settled, the Group may replace it with another financial instrument, in order to ensure the continuity of the hedging relationship. Similarly, when a transaction designated as a hedged item takes place, the Group may designate the financial instrument that hedged that transaction as a hedging instrument in a new hedging relationship. The effective amount of gain or loss on the instrument is accounted in OCI and the ineffective amount under the heading of “Net finance cost”, with the accumulated gains and losses recognized in profit or loss. The ineffective portion of exchange rate variations arising from hedging instruments is recognized in profit or loss for the period, under the heading of “Net finance cost”.

New Standards, Amendments, and Interpretations Adopted for the First Time in the Fiscal Year Beginning on January 1st, 2025

3.24 New Standards, Amendments, and Interpretations Adopted for the First Time in the Fiscal Year Beginning on January 1st, 2025

The amendment to IFRS Accounting Standards that came into effect for fiscal years beginning on or after January 1st, 2025 (Amendments to IAS 21, Lack of Exchangeability) did not have a material impact on the Group's consolidated financial statements since the Group does not operate in jurisdictions with lack of exchangeability.

New Standards, Amendments, and Interpretations Not Yet Effective

3.25 New Standards, Amendments, and Interpretations Not Yet Effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issue of the Group’s financial statements are disclosed below, except for those which, in the Management’s assessment will not produce any effect on the consolidated financial statements. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

3.25.1 Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7

As part of the Post-Implementation Review (“PIR”) of IFRS 9, the IASB concluded that certain aspects of the requirements related to the assessment of contractual cash flows of financial assets (i.e., the SPPI test) could be clarified to support consistent application, particularly for financial assets with characteristics linked to environmental, social, and governance (“ESG”) objectives.

As a result, in May 2024, the IASB issued new classification and measurement requirements under IFRS 9. The amendments aim to address inconsistencies in accounting practices, enabling companies to apply measurement and classification guidelines more consistently while providing greater transparency for investors and other financial statement users. The key amendments include:

•

Classification of financial assets with ESG and similar characteristics: ESG-linked features in loans may impact the measurement of these instruments, determining whether they should be measured at amortized cost or fair value. The amendments clarify how the contractual cash flows of these loans should be assessed under the SPPI test; and

•

Settlement of liabilities through electronic payment systems: The amendments clarify the timing of derecognition of financial assets and financial liabilities. Additionally, the IASB has introduced an accounting policy option allowing entities to derecognize financial liability before cash is delivered on the settlement date, provided specific criteria are met.

The amendments are effective for annual reporting periods beginning on or after January 1st, 2026. The Group is currently assessing the potential impact of these amendments on its consolidated financial statements in light of its processes for settling liabilities.

3.25.2 IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 – Presentation of Financial Statements. IFRS 18 introduces new presentation requirements for the income statement, including specified totals and subtotals. Additionally, entities are required to classify all income and expenses into one of five categories within the income statement: operating, investing, financing, income taxes, and discontinued operations, with the first three being newly introduced.

The standard also mandates the disclosure of management-defined performance measures, subtotals of income and expenses, and new requirements for aggregating and disaggregating financial information based on the identified functions of the financial statements and the accompanying notes.

Furthermore, narrow-scope amendments have been made to IAS 7 – Statement of Cash Flows, including: mandating the starting point for determining cash flows from operations under the indirect method to be the newly-defined subtotal "operating profit or loss", removing the option to classify cash flows from dividends and consequential amendments to various other standards.

IFRS 18 and the related amendments will be effective for reporting periods beginning on or after January 1, 2027. The Group is currently assessing the impact of these changes on its financial statements and related disclosures.